COMMITMENTS AND CONTINGENT LIABILITIES	12 Months Ended
Dec. 31, 2021
Commitments and Contingencies Disclosure [Abstract]
COMMITMENTS AND CONTINGENT LIABILITIES

NOTE 12:-COMMITMENTS AND CONTINGENT LIABILITIES

a.Leases

See Note 13 “Leases” for lease related commitments as of December 31, 2021.

b.During 2019, 2020 and 2021, the Company received several grants from the Israeli Innovation Authority (“IIA”). The grants require the Company to comply with the requirements of the Research and Development Law, however, the Company is not obligated to pay royalties on sales of products based on technology or know how developed from the grants. In a case involving the transfer of technology or know how developed from the grants outside of Israel, the Company may be required to pay royalties related to past sales of products based on the technology or the developed know how. The Company recorded income from IIA grants for the years ended December 31, 2019, 2020 and 2021 in the amount of $801, $996 and $691, respectively.

c.Paycheck Protection Program Loan:

In May 2020, the Company received $979 in proceeds from an approved loan under the Paycheck Protection Program. Interest accrued on outstanding principal balance at a rate of 1%, computed on a simple interest basis. The loan principal and accrued interest is eligible for forgiveness provided that (i) the Company uses the loan proceeds exclusively for allowed costs including payroll, employee group health benefits, rent and utilities and (ii) employee and compensation levels are maintained. The loan is presented under “short term loans” in the consolidated balance sheet as of December 31, 2020. The Company submitted application for forgiveness that was approved in May 2021.

d.Charges and guarantees:

As of December 31, 2020 and 2021, the Company provided guarantees in an aggregate amount of $45,847 and $37,236 (including bank guarantee disclosed in Note 12e), respectively, with respect to tender offer guarantees, financial guarantees, warranty guarantees and performance guarantees to its customers.

e.Litigations:

The Company is currently involved in various claims and legal proceedings. The Company reviews the status of each matter and assesses its potential financial exposure. If the potential loss from any claim or legal proceeding is considered probable and the amount can be reasonably estimated, the Company accrues a liability for the estimated loss.

On January 6, 2015 the Company was served with a motion to approve a purported class action, naming the Company, its Chief Executive Officer and its directors as defendants. The motion was filed with the District Court of Tel-Aviv (the “Court”). The purported class action alleges breaches of duties by making false and misleading statements in the Company’s SEC filings and public statements. The plaintiff seeks specified compensatory damages in a sum of up to $75,000 as well as attorneys’ fees and costs.

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CERAGON NETWORKS LTD. AND SUBSIDIARIES

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

U.S. dollars in thousands (except share data)

NOTE 12:-COMMITMENTS AND CONTINGENT LIABILITIES (Cont.)

The Company filed its defense on June 21, 2015, which was followed by disclosure proceedings.

The plaintiff filed his reply to the Company’s defense by April 2, 2017. A preliminary hearing was held on May 22, 2017, in the framework of which the court set dates for response to the Company’s above-mentioned requests as well as dates for evidence hearings.

In May 2017, the Company filed two requests: the first, requesting to dismiss the plaintiff’s response to the Company’s defense, or, alternatively, to allow the Company to respond to it; the second, to precede a ruling with regards to the legal question of the governing law. On July 17, 2017, the court issued its decision in the first request, denying the requested dismissal of plaintiff’s response to the Company’s defense, but allowing the Company to respond to it; on July 29, 2017, the Court issued its decision in the second request, and denied it. The Company filed its response on September 18, 2017.

On October 2, 2017, the plaintiff filed a request to summon two of the Company’s officers (Company’s Chairman, Mr. Zisapel and Company’s Chief Executive Officer, Mr. Palti). The first evidence hearing took place on November 2, 2017 and the second and final evidence hearing took place on January 8, 2018. Summaries were filed by the plaintiff on March 21, 2018 and the Company filed its summaries on June 12, 2018. The plaintiff filed their reply summaries on September 5, 2018.

On October 4, 2018, an interim decision regarding dual listed companies, which corresponds with the Company’s arguments in this case, was rendered by the Supreme Court of Israel. This Supreme court decision upholds two recent rulings of District Court of Tel-Aviv (Economic Department), which determined that all securities litigation regarding dual listed companies should be decided only in accordance with US law (herein after: “Supreme Court Decision”).

In light of this, on October 15, 2018, the plaintiff asked from court to add a plea to his summaries. The court has approved plaintiff’s request and gave to the defendants the right to reply. In accordance, the Company’s response was submitted on December 4, 2018. Plaintiff’s reply to Company’s response was submitted on December 26, 2018.

On April 14, 2019 the court rendered a decision resolving that according to Supreme Court Decision, examination of the legal questions standing in the basis of the Motion, should be based upon US law. Therefore, the court allowed the plaintiff to amend its Motion within 45 days, so that it would include an expert opinion regarding US law, and an argument regarding US law implementation in the specific circumstances. The Court also decided that amendment of the Motion is subject to plaintiff’s payment of 40,000 NIS to the Company.

On September 23, 2019, the plaintiff filed an amended Motion (“the Amended Motion”), which includes an expert opinion regarding US federal law and lengthy arguments that were added on top of the original Motion, specifically, in reference to discovery proceedings and evidence hearings that were held as part of the original Motion.

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CERAGON NETWORKS LTD. AND SUBSIDIARIES

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

U.S. dollars in thousands (except share data)

NOTE 12:-COMMITMENTS AND CONTINGENT LIABILITIES (Cont.)

Therefore, on September 25, 2019, the Court rendered a decision pointing out that the Amended motion seems to include the plaintiff’s summaries, and so ordered the plaintiff to clarify whether he is willing to relinquish submitting any additional summaries regarding the evidence that were heard in the original Motion.

On October 2, 2019, plaintiff responded, alleging that since the Amended Motion does not include any new facts, there is no need in submitting additional summaries regarding the evidence that were heard to this point.

On December 30, 2019 the Company submitted a motion to dismiss the Amended Motion. The Company alleged that the Amended Motion includes new causes of action, and specifically that the addition of legal causes of action according to US Federal law, cannot be filed due to the specific statute of limitations.

On January 20, 2020, the plaintiff filed its response. Also, the Court accepted the Company’s request to submit its response to the Amended Motion after a decision in the Company’s motion to dismiss will be rendered.

On February 24, 2020 the court issued a decision, according to which, the Motion will be decided upon the current court documents, unless either of the parties will file a request to hold a hearing in the matter.

On May 27, 2021, the Court ruled to certify the Motion as a class action, while applying Israeli Law (the “Ruling”). According to the Ruling, the class action shall include several causes of action according to the Israeli Securities Act and the Israeli Torts Ordinance, concerning the alleged misleading statements in the Company’s SEC filings. The Ruling has addressed also the size of the alleged aggrieved shareholders who may be included and be represented in the class action.

On June 9, 2021 the Court issued a decision suggesting that the parties will refer the case to a mediation procedure.

The Company believed that the Ruling is erroneous and that the Company has strong defense arguments, and therefore, on September 12, 2021, filed a motion for a rehearing on behalf of the Company and its directors in order to revert the Ruling (the “Rehearing Motion”).

On October 20, 2021, the Plaintiff submitted his response to the Rehearing Motion and the Company submitted its reply to the Plaintiff’s response on November 23, 2021. In light of the fact that the Ruling applied and was based upon Israeli Law (instead of the relevant foreign law), the Tel Aviv Stock Exchange filed a motion requesting the court to allow it to join the proceedings as Amicus Curiae, in order to express its principle opinion that the applicable law, in so far as dual listed companies are concerned, is the foreign law, as well as regarding the negative implications of the court’s application of Israeli law on dual listed companies.

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CERAGON NETWORKS LTD. AND SUBSIDIARIES

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

U.S. dollars in thousands (except share data)

NOTE 12:-COMMITMENTS AND CONTINGENT LIABILITIES (Cont.)

Meanwhile, and without delaying or derogating from the Rehearing Motion, the Company agreed to the Court’s suggestion that the parties will refer the case to a mediation procedure. After several mediation meetings were held, the mediation process ended without reaching a settlement.

On January 3, 2022 a hearing was held in court in the Rehearing Motion. Following the hearing, on January 25, 2022, the Attorney General joined the proceedings of the Rehearing Motion and submitted his position in collaboration with the Securities Authority. The Attorney General’s principle position as outlined, was that the applicable law in so far as dual listed companies are concerned is the foreign law, and in Ceragon case - US law.

On January 27, 2022, a judgment was rendered in the Rehearing Motion. The court ruled that the Ruling was erroneous as it applied Israeli Law, instead of foreign law, and held accordingly that the law that will apply is US law. The court further held that the case will be returned to the first judicial instance and will be adjudicated as a class claim under the US law. The court further held that the Company’s claims based upon the Statute of Limitations should also be adjudicated under the US law.

On March 20, 2022, following the court's decision, the Plaintiff filed to the first judicial instance, an amended class action claim, based on provisions of US law. The Company is required to submit its Statement of Defense, by June 26, 2022.

The Company believes that it has strong defense against the allegations referred to in the claim and that U.S law presents a higher bar for plaintiffs in comparison to Israeli law in proving claims regarding misleading representations to investors, and that the Court should deny it. However, bearing in mind that the class action will be adjudicated under US law, and in light of the fact that Ceragon has not yet filed its Statement of Defense, the Company’s attorneys were reluctant to asses, at this preliminary stage, the chances of the class action to be accepted.